Other operating income and expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Other operating income [Abstract]
Grants (Note 16)	$ 29,503	$ 29,578
Income from various services and insurance proceeds	27,733	15,330
Total	57,236	44,908
Other operating expenses [Abstract]
Raw materials and consumables used	(4,136)	(6,293)
Leases and fees	(1,285)	(945)
Operation and maintenance	(49,716)	(66,580)
Independent professional services	(19,136)	(17,604)
Supplies	(11,382)	(11,326)
Insurance	(17,973)	(12,053)
Levies and duties	(18,828)	(14,715)
Other expenses	(3,636)	(3,007)
Total	$ (126,092)	$ (132,523)